Retirement Benefit Plans - Schedule of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase in Assumption	(10.00%)	(10.00%)
1% Decrease in Assumption	11.00%	11.00%
Rate of increase in future compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase in Assumption	0.00%	0.00%
1% Decrease in Assumption	0.00%	0.00%
Medical cost claim trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase in Assumption	1.00%	1.00%
1% Decrease in Assumption	(1.00%)	(1.00%)